Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Financial assets
Securities	$ 187,350	$ 175,879
Cash collateral on securities borrowed	12,446	15,326
Securities purchased under resale agreements	65,182	69,213
Loans
Residential mortgages	270,909	269,706
Credit card	16,171	16,479
Business and government	190,512	188,542
Derivative instruments	30,425	43,035
Customers' liability under acceptances	11,996	11,574
Deposits
Bank	24,561	22,523
Derivative instruments	39,374	52,340
Obligations related to securities sold short	17,639	15,284
Obligations related to securities sold under repurchase agreements	71,428	77,171
Subordinated indebtedness	7,317	6,292
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	50,012	62,193
Securities	59,971	52,484
Cash collateral on securities borrowed	12,446	15,326
Securities purchased under resale agreements	52,075	53,626
Loans
Residential mortgages	270,599	269,409
Personal	43,981	44,527
Credit card	15,414	15,695
Business and government	188,542	186,485
Customers' liability under acceptances	11,996	11,574
Other assets	21,762	26,387
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	1,457	1,668
Securities	69,707	67,296
Securities purchased under resale agreements	13,107	15,587
Loans
Residential mortgages	2	4
Business and government	589	758
Derivative instruments	30,425	43,035
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	183	205
Financial assets at fair value through OCI [member]
Financial assets
Securities	57,672	56,099
Carrying value [member]
Financial assets
Cash and deposits with banks	51,469	63,861
Securities	187,350	175,879
Cash collateral on securities borrowed	12,446	15,326
Securities purchased under resale agreements	65,182	69,213
Loans
Residential mortgages	270,601	269,413
Personal	43,981	44,527
Credit card	15,414	15,695
Business and government	189,314	187,448
Derivative instruments	30,425	43,035
Customers' liability under acceptances	11,996	11,574
Other assets	21,762	26,387
Financial liabilities at amortised cost [member]
Deposits
Personal	222,542	220,244
Business and government	373,102	383,502
Bank	24,561	22,523
Secured borrowings	43,177	44,110
Acceptances	12,000	11,586
Cash collateral on securities lent	4,096	4,853
Obligations related to securities sold under repurchase agreements	67,171	73,084
Other liabilities	16,724	19,830
Subordinated indebtedness	7,317	6,292
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	39,374	52,340
Obligations related to securities sold short	17,639	15,284
Other liabilities	119	102
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	13,553	11,851
Business and government	16,123	13,686
Secured borrowings	1,666	1,656
Obligations related to securities sold under repurchase agreements	4,257	4,087
Other liabilities	9	22
Carrying value [member]
Deposits
Personal	236,095	232,095
Business and government	389,225	397,188
Bank	24,561	22,523
Secured borrowings	44,843	45,766
Derivative instruments	39,374	52,340
Acceptances	12,000	11,586
Obligations related to securities sold short	17,639	15,284
Cash collateral on securities lent	4,096	4,853
Obligations related to securities sold under repurchase agreements	71,428	77,171
Other liabilities	16,852	19,954
Subordinated indebtedness	7,317	6,292
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	51,469	63,861
Securities	185,788	173,663
Cash collateral on securities borrowed	12,446	15,326
Securities purchased under resale agreements	65,182	69,213
Loans
Residential mortgages	265,125	262,865
Personal	43,880	44,394
Credit card	15,488	15,775
Business and government	188,936	186,967
Derivative instruments	30,425	43,035
Customers' liability under acceptances	11,996	11,574
Other assets	21,762	26,387
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(1,562)	(2,216)
Loans
Residential mortgages	(5,476)	(6,548)
Personal	(101)	(133)
Credit card	74	80
Business and government	(378)	(481)
Financial liabilities at fair value [member]
Deposits
Personal	235,632	231,532
Business and government	389,525	397,145
Bank	24,561	22,523
Secured borrowings	44,706	45,507
Derivative instruments	39,374	52,340
Acceptances	12,000	11,586
Obligations related to securities sold short	17,639	15,284
Cash collateral on securities lent	4,096	4,853
Obligations related to securities sold under repurchase agreements	71,428	77,171
Other liabilities	16,852	19,954
Subordinated indebtedness	7,449	6,329
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(463)	(563)
Business and government	300	(43)
Secured borrowings	(137)	(259)
Subordinated indebtedness	$ 132	$ 37